Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details) - Schedule of Proved Developed and Proved Undeveloped Reserves	12 Months Ended
	Dec. 31, 2023 MBoe mJ MBbls	Dec. 31, 2022 MBoe mJ MBbls
Proved Reserves [Member]
Proved Reserves:
Beginning of period	18,339	18,487
Extensions and discoveries	1,901
Dispositions	(1,834)
Revisions to previous estimates	(1,995)	325
Production	(409)	(473)
End of period	16,002	18,339
Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period	13,609	13,640
Extensions and discoveries | MBoe	1,901	0
End of period	11,723	13,609
Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period	4,730	4,847
End of period	4,279	4,730
Oil [Member] | Proved Reserves [Member]
Proved Reserves:
Beginning of period (in Thousands of Barrels (of Oil)) | MBbls	17,577	17,868
Extensions and discoveries (in Thousands of Barrels (of Oil)) | MBbls	1,817
Dispositions (in Thousands of Barrels (of Oil)) | MBbls	(1,758)
Revisions to previous estimates (in Thousands of Barrels (of Oil)) | MBbls	(1,758)	106
Production (in Thousands of Barrels (of Oil)) | MBbls	(349)	(397)
End of period (in Thousands of Barrels (of Oil)) | MBbls	15,414	17,577
Oil [Member] | Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period (in Thousands of Barrels (of Oil)) | MBbls	13,014	13,161
End of period (in Thousands of Barrels (of Oil)) | MBbls	11,277	13,014
Oil [Member] | Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period (in Thousands of Barrels (of Oil)) | MBbls	4,564	4,707
End of period (in Thousands of Barrels (of Oil)) | MBbls	4,137	4,564
Natural Gas [Member] | Proved Reserves [Member]
Proved Reserves:
Beginning of period	4,572	3,714
Extensions and discoveries	495
Dispositions	(457)
Revisions to previous estimates	(729)	1,315
Production	(356)	(457)
End of period	3,525	4,572
Natural Gas [Member] | Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period	3,572	2,875
End of period	2,675	3,572
Natural Gas [Member] | Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period	1,000	839
End of period	850	1,000